Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The Compensation Committee generally will review and approve annual equity awards to our named executive officers and other eligible employees in February of each year, which is near the beginning of our fiscal year. This allows the Compensation Committee to grant equity awards at the beginning of the relevant performance cycle with the benefit of reviewing results from the immediately preceding performance cycle. We also may grant equity awards at other times during the year for new hires or for other reasons, including, for example, a job promotion or for retention purposes.

We do not backdate or retroactively grant RSU awards. We generally schedule Board and Compensation Committee meetings approximately one year in advance and, as noted above, generally make annual equity awards to our name executive officers at approximately the same time each year. We do not time our equity awards to take advantage of the release of earnings or other major announcements by us or market conditions.

We do not currently grant new awards of stock options, stock appreciation rights, or similar option-like instruments. Accordingly, we have no specific policy or practice on the timing of awards of such options in relation to the disclosure of material nonpublic information by the Company. In the event we determine to grant new awards of such options, the Board and the Compensation Committee will evaluate the appropriate steps to take in relation to the foregoing.

Award Timing Method

We do not currently grant new awards of stock options, stock appreciation rights, or similar option-like instruments. Accordingly, we have no specific policy or practice on the timing of awards of such options in relation to the disclosure of material nonpublic information by the Company. In the event we determine to grant new awards of such options, the Board and the Compensation Committee will evaluate the appropriate steps to take in relation to the foregoing.

Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered

The Compensation Committee generally will review and approve annual equity awards to our named executive officers and other eligible employees in February of each year, which is near the beginning of our fiscal year. This allows the Compensation Committee to grant equity awards at the beginning of the relevant performance cycle with the benefit of reviewing results from the immediately preceding performance cycle. We also may grant equity awards at other times during the year for new hires or for other reasons, including, for example, a job promotion or for retention purposes.

MNPI Disclosure Timed for Compensation Value	false